UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03668

THE WRIGHT MANAGED INCOME TRUST
440 Wheelers Farms Road
Milford, Connecticut 06461

Christopher A. Madden
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 – March 31, 2013

Item 1.  Schedule of Investments.

Wright Total Return Bond Fund (WTRB)
Portfolio of Investments – As of March 31, 2013 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value

FIXED INCOME INVESTMENTS - 98.2%

ASSET-BACKED SECURITIES - 1.1%

$195,000	PSE&G Transition Funding LLC, Series 2001-1, Class A7	6.750%	06/15/16	$205,250

Total Asset-Backed Securities (identified cost, $202,557)	$205,250

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.2%

$275,000	Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A5	4.733%		10/15/41	$288,546
170,692	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A3	4.813%		02/15/38	173,828
435,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A5	4.878%		01/15/42	460,520
300,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4	5.372%		09/15/39	340,536
309,005	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4	5.291%	(1)	01/12/44	339,844
310,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	5.891%	(1)	06/12/46	352,895

Total Commercial Mortgage-Backed Securities (identified cost, $1,814,303)	$1,956,169

CORPORATE BONDS - 42.9%

AUTO MANUFACTURERS - 1.1%
$200,000	Toyota Motor Credit Corp., MTN	3.300%	01/12/22	$212,467
COMMUNICATIONS EQUIPMENT - 0.8%
$150,000	eBay, Inc.	3.250%	10/15/20	$160,924
CONSUMER DURABLES & APPAREL - 0.4%
$65,000	Hasbro, Inc.	6.125%	05/15/14	$68,824
CONSUMER SERVICES - 0.3%
$60,000	Brinker International, Inc.	5.750%	06/01/14	$63,122
DIVERSIFIED FINANCIALS - 9.7%
$55,000	Ameriprise Financial, Inc.	5.650%	11/15/15	$61,800
85,000	Bank of America Corp., MTN	5.000%	05/13/21	95,438
55,000	Capital One Financial Corp.	7.375%	05/23/14	59,057
106,000	Citigroup, Inc.	6.500%	08/19/13	108,391
110,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.125%	10/13/15	113,357
160,000	Eaton Vance Corp.	6.500%	10/02/17	192,347
145,000	General Electric Capital Corp., MTN, Series A	6.750%	03/15/32	185,108
205,000	Goldman Sachs Group, Inc. (The)	6.150%	04/01/18	241,830
170,000	JPMorgan Chase & Co.	6.300%	04/23/19	207,909
75,000	Merrill Lynch & Co., Inc.	6.050%	05/16/16	83,444
90,000	Morgan Stanley	5.500%	07/28/21	103,352
70,000	Nomura Holdings, Inc.	5.000%	03/04/15	74,506
85,000	PNC Funding Corp.	4.250%	09/21/15	92,190
55,000	SunTrust Banks, Inc.	6.000%	09/11/17	64,992
150,000	Wells Fargo & Co.	3.625%	04/15/15	158,651
ENERGY - 2.2%
$105,000	Baker Hughes, Inc.	6.875%	01/15/29	$141,476
50,000	ONEOK Partners LP	6.850%	10/15/37	62,128
60,000	ONEOK, Inc.	5.200%	06/15/15	65,262
70,000	Peabody Energy Corp.	7.375%	11/01/16	80,150
55,000	Valero Energy Corp.	9.375%	03/15/19	75,126
FOOD, BEVERAGE & TOBACCO - 1.4%
$19,000	Altria Group, Inc.	9.700%	11/10/18	$26,472
100,000	Ingredion, Inc.	4.625%	11/01/20	111,557
100,000	PepsiCo, Inc.	7.900%	11/01/18	133,298

HEALTH CARE EQUIPMENT & SERVICES - 2.7%
$105,000	Cigna Corp.	2.750%	11/15/16	$110,938
65,000	Hospira, Inc.	5.900%	06/15/14	68,699
75,000	Laboratory Corp. of America Holdings	3.125%	05/15/16	79,098
130,000	UnitedHealth Group, Inc.	6.000%	02/15/18	157,354
95,000	WellPoint, Inc.	4.350%	08/15/20	105,849

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
$60,000	Estee Lauder Cos., Inc. (The)	6.000%	05/15/37	$75,163
INFORMATION SERVICES - 1.0%
$85,000	Equifax, Inc.	4.450%	12/01/14	$89,527
100,000	Moody's Corp.	5.500%	09/01/20	109,374
INSURANCE - 3.9%
$100,000	Loews Corp.	5.250%	03/15/16	$111,398
75,000	MetLife, Inc.	5.000%	06/15/15	81,733
205,000	PartnerRe Finance B, LLC	5.500%	06/01/20	233,770
55,000	Principal Financial Group, Inc.	8.875%	05/15/19	74,920
50,000	Prudential Financial, Inc., MTN	4.500%	11/15/20	56,289
50,000	Prudential Financial, Inc., MTN, Series D	7.375%	06/15/19	64,282
100,000	Travelers Cos., Inc. (The)	5.500%	12/01/15	112,149
MATERIALS - 1.6%
$70,000	Dow Chemical Co. (The)	7.375%	03/01/23	$87,837
70,000	Greif, Inc.	6.750%	02/01/17	78,400
100,000	Lubrizol Corp.	8.875%	02/01/19	138,637
MEDIA - 2.6%
$90,000	Comcast Cable Communications Holdings, Inc.	9.455%	11/15/22	$136,624
90,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	5.000%	03/01/21	100,282
95,000	McGraw-Hill Cos., Inc. (The)	5.900%	11/15/17	107,321
50,000	Time Warner Cable, Inc.	8.250%	04/01/19	65,167
65,000	Time Warner Cos., Inc.	6.950%	01/15/28	84,246
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
$95,000	Thermo Fisher Scientific, Inc.	3.150%	01/15/23	$94,648
PIPELINES - 1.0%
$60,000	Spectra Energy Capital, LLC	5.650%	03/01/20	$70,692
100,000	TransCanada PipeLines, Ltd.	6.500%	08/15/18	124,634
REAL ESTATE - 1.0%
$200,000	Simon Property Group LP	2.750%	02/01/23	$196,867
RETAILING - 1.5%
$55,000	AutoZone, Inc.	5.750%	01/15/15	$59,727
95,000	Kohl's Corp.	4.000%	11/01/21	98,240
72,000	Ltd. Brands, Inc.	5.250%	11/01/14	76,320
50,000	Safeway, Inc.	5.000%	08/15/19	55,816
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
$115,000	Applied Materials, Inc.	7.125%	10/15/17	$142,790
SOFTWARE & SERVICES - 2.6%
$90,000	Adobe Systems, Inc.	4.750%	02/01/20	$100,930
50,000	Ingram Micro, Inc.	5.250%	09/01/17	54,636
105,000	International Business Machines Corp.	7.625%	10/15/18	138,698
80,000	Oracle Corp.	5.375%	07/15/40	94,088
100,000	Symantec Corp.	4.200%	09/15/20	106,964
TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
$90,000	Harris Corp.	5.000%	10/01/15	$98,215
90,000	Pitney Bowes, Inc., MTN	5.250%	01/15/37	93,013

TELECOMMUNICATIONS - 1.9%
$105,000	BellSouth Corp.	6.000%		11/15/34	$117,210
70,000	British Telecommunications PLC	9.625%		12/15/30	108,781
100,000	Verizon Global Funding Corp.	7.750%		12/01/30	136,980
TRANSPORTATION - 0.5%
$70,000	Burlington Northern Santa Fe, LLC	6.200%		08/15/36	$87,033
UTILITIES - 4.0%
$110,000	Consolidated Edison Co. of New York, Inc.	7.125%		12/01/18	$142,903
90,000	Dominion Resources, Inc., Series E	6.300%		03/15/33	113,874
80,000	Exelon Generation Co., LLC	5.200%		10/01/19	90,669
115,000	NextEra Energy Capital Holdings, Inc., Series D	7.300%	(1)	09/01/67	130,074
50,000	Pacific Gas & Electric Co.	8.250%		10/15/18	67,131
60,000	Public Service Electric & Gas Co., MTN	5.300%		05/01/18	71,010
75,000	Sempra Energy	6.500%		06/01/16	87,473
55,000	TransAlta Corp.	4.750%		01/15/15	58,069

Total Corporate Bonds (identified cost, $7,288,118)	$8,189,720

U.S. GOVERNMENT INTERESTS - 44.0%

AGENCY MORTGAGE-BACKED SECURITIES - 32.5%
$76,189	FHLMC Gold Pool #A32600	5.500%		05/01/35	$83,878
21,120	FHLMC Gold Pool #C01646	6.000%		09/01/33	23,590
20,559	FHLMC Gold Pool #C27663	7.000%		06/01/29	21,154
92,599	FHLMC Gold Pool #C47318	7.000%		09/01/29	110,612
90,663	FHLMC Gold Pool #C66878	6.500%		05/01/32	104,556
99,242	FHLMC Gold Pool #C91046	6.500%		05/01/27	112,150
13,066	FHLMC Gold Pool #D66753	6.000%		10/01/23	14,354
2,779	FHLMC Gold Pool #E00903	7.000%		10/01/15	2,913
117,920	FHLMC Gold Pool #G01035	6.000%		05/01/29	131,711
42,306	FHLMC Gold Pool #G02478	5.500%		12/01/36	45,944
20,853	FHLMC Gold Pool #H19018	6.500%		08/01/37	23,116
49,826	FHLMC Gold Pool #N30514	5.500%		11/01/28	53,660
191,937	FHLMC Gold Pool #P00024	7.000%		09/01/32	218,930
6,743	FHLMC Gold Pool #P50031	7.000%		08/01/18	6,945
41,562	FHLMC Gold Pool #P50064	7.000%		09/01/30	47,173
57,082	FHLMC Pool #1B1291	2.754%	(1)	11/01/33	60,719
135,002	FHLMC Pool #1G0233	2.824%	(1)	05/01/35	142,539
16,793	FHLMC Pool #781071	5.229%	(1)	11/01/33	18,002
13,929	FHLMC Pool #781804	5.056%	(1)	07/01/34	15,074
6,943	FHLMC Pool #781884	5.188%	(1)	08/01/34	7,534
20,986	FHLMC Pool #782862	5.025%	(1)	11/01/34	22,662
141,450	FHLMC, Series 1983, Class Z	6.500%		12/15/23	160,028
106,026	FHLMC, Series 2044, Class PE	6.500%		04/15/28	121,691
550,000	FHLMC, Series 2627, Class MW	5.000%		06/15/23	617,363
78,856	FNMA Pool #253057	8.000%		12/01/29	91,462
557	FNMA Pool #254845	4.000%		07/01/13	584
819	FNMA Pool #254863	4.000%		08/01/13	821
4,242	FNMA Pool #479477	6.000%		01/01/29	4,753
5,246	FNMA Pool #489357	6.500%		03/01/29	5,863
11,320	FNMA Pool #535332	8.500%		04/01/30	14,149
21,684	FNMA Pool #545782	7.000%		07/01/32	25,304
12,434	FNMA Pool #597396	6.500%		09/01/31	14,184
54,584	FNMA Pool #621284	6.500%		12/01/31	64,481
17,877	FNMA Pool #725866	4.500%		09/01/34	19,314
68,789	FNMA Pool #738630	5.500%		11/01/33	75,751
192,287	FNMA Pool #745001	6.500%		09/01/35	221,603
78,859	FNMA Pool #745467	3.130%	(1)	04/01/36	84,412
148,217	FNMA Pool #745755	5.000%		12/01/35	161,249
51,207	FNMA Pool #747529	4.500%		10/01/33	55,355
358,806	FNMA Pool #781893	4.500%		11/01/31	395,935
22,567	FNMA Pool #809888	4.500%		03/01/35	24,339
392,948	FNMA Pool #888366	7.000%		04/01/37	449,704
352,948	FNMA Pool #888367	7.000%		03/01/37	404,015
201,357	FNMA Pool #888417	6.500%		01/01/36	230,312
24,631	FNMA Pool #906455	5.956%	(1)	01/01/37	26,190
23,187	GNMA I Pool #374892	7.000%		02/15/24	27,163
20,857	GNMA I Pool #376400	6.500%		02/15/24	23,895
21,674	GNMA I Pool #379982	7.000%		02/15/24	25,391
119,525	GNMA I Pool #393347	7.500%		02/15/27	137,819
49,454	GNMA I Pool #410081	8.000%		08/15/25	59,572
31,131	GNMA I Pool #427199	7.000%		12/15/27	32,774
34,042	GNMA I Pool #448490	7.500%		03/15/27	37,362
42,073	GNMA I Pool #458762	6.500%		01/15/28	49,347
32,436	GNMA I Pool #460726	6.500%		12/15/27	36,624
14,021	GNMA I Pool #488924	6.500%		11/15/28	16,445
11,515	GNMA I Pool #510706	8.000%		11/15/29	13,866
21,535	GNMA I Pool #581536	5.500%		06/15/33	23,740
68,912	GNMA II Pool #002630	6.500%		08/20/28	82,744
3,627	GNMA II Pool #002909	8.000%		04/20/30	4,614
8,970	GNMA II Pool #002972	7.500%		09/20/30	10,965
3,349	GNMA II Pool #002973	8.000%		09/20/30	4,261
31,102	GNMA II Pool #003095	6.500%		06/20/31	36,732
207,919	GNMA II Pool #004841	8.000%		08/20/31	253,110
750,464	GNMA, Series 2010-44, Class NK	4.000%		10/20/37	796,310

U.S. TREASURIES - 11.5%
$740,000	U.S. Treasury Bond	3.125%		02/15/42	$743,815
760,000	U.S. Treasury Note	3.875%		05/15/18	878,157
295,000	U.S. Treasury Note	3.500%		05/15/20	340,679
285,000	U.S. Treasury Strip Coupon	1.690-1.850%	(2)	05/15/22	241,286

Total U.S. Government Interests (identified cost, $8,073,489)	$8,412,749

TOTAL FIXED INCOME INVESTMENTS (identified cost, $17,378,467) — 98.2%	$18,763,888

SHORT-TERM INVESTMENTS - 1.6%

$297,328	Fidelity Government Money Market Fund, 0.01%(1)	$297,328

TOTAL SHORT-TERM INVESTMENTS (identified cost, $297,328) — 1.6%	$297,328

TOTAL INVESTMENTS (identified cost, $17,675,795)* — 99.8%	$19,061,216

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.2%	43,843

NET ASSETS — 100.0%	$19,105,059

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
LLC — Limited Liability Company
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
(1)	Variable rate security. Rate presented is as of March 31, 2013.
(2)	Rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,425,416
Gross Unrealized Depreciation	(39,995)
Net Unrealized Appreciation	$1,385,421

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset-Backed Securities	$-	$205,250	$-	$205,250
Commercial Mortgage-Backed Securities	-	1,956,169	-	1,956,169
Corporate Bonds	-	8,189,720	-	8,189,720
U.S. Government Interests	-	8,412,749	-	8,412,749
Short-Term Investments	-	297,328	-	297,328
Total Investments At Value	$-	$19,061,216	$-	$19,061,216

The level classification by major category of investments is the same as the category presentation in the Fund’s Portfolio of Investments.

There were no transfers between Level 1 and Level 2 for the period ended March 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of March 31, 2013 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value

AGENCY MORTGAGE-BACKED SECURITIES - 97.7%
$386,845	FHLMC Gold Pool #A85905	5.000%	05/01/39	$427,391
190,436	FHLMC Gold Pool #A90393	5.000%	12/01/39	210,394
210,287	FHLMC Gold Pool #A92159	4.500%	05/01/40	229,303
15,677	FHLMC Gold Pool #C00548	7.000%	08/01/27	18,643
47,150	FHLMC Gold Pool #C00778	7.000%	06/01/29	56,061
100,756	FHLMC Gold Pool #C01375	6.500%	07/01/32	115,914
175,997	FHLMC Gold Pool #C91034	6.000%	06/01/27	195,177
485,403	FHLMC Gold Pool #C91347	3.500%	12/01/30	516,531
224,931	FHLMC Gold Pool #C91362	4.500%	03/01/31	242,881
504,275	FHLMC Gold Pool #C91408	3.500%	11/01/31	536,613
16,218	FHLMC Gold Pool #D81642	7.500%	08/01/27	16,802
55,714	FHLMC Gold Pool #D82572	7.000%	09/01/27	66,252
8,780	FHLMC Gold Pool #E00678	6.500%	06/01/14	9,017
9,271	FHLMC Gold Pool #E00721	6.500%	07/01/14	9,538
21,296	FHLMC Gold Pool #E81704	8.500%	05/01/15	22,413
241,806	FHLMC Gold Pool #G00892	6.500%	12/01/27	273,996
400,984	FHLMC Gold Pool #G02791	5.500%	04/01/37	434,346
159,025	FHLMC Gold Pool #G02809	6.500%	05/01/36	182,143
117,012	FHLMC Gold Pool #G04710	6.000%	09/01/38	128,312
131,266	FHLMC Gold Pool #G08012	6.500%	09/01/34	149,908
288,772	FHLMC Gold Pool #G08022	6.000%	11/01/34	322,094
226,169	FHLMC Gold Pool #G08047	6.000%	03/01/35	252,294
899,338	FHLMC Gold Pool #G08081	6.000%	09/01/35	1,010,234
827,345	FHLMC Gold Pool #G08378	6.000%	10/01/39	936,805
186,035	FHLMC Gold Pool #G80111	7.300%	12/17/22	212,953
247,087	FHLMC Gold Pool #H09054	4.500%	03/01/37	261,632
66,572	FHLMC Gold Pool #H09098	6.500%	10/01/37	73,726
191,937	FHLMC Gold Pool #P00024	7.000%	09/01/32	218,930
180,412	FHLMC Gold Pool #P50019	7.000%	07/01/24	211,082
500,963	FHLMC Gold Pool #T30126	5.550%	07/01/37	574,294
512,922	FHLMC Gold Pool #T30133	5.550%	07/01/37	588,022
493,235	FHLMC Gold Pool #U30400	5.550%	06/01/37	565,070
507,808	FHLMC, Series 2097, Class PZ	6.000%	11/15/28	578,124
72,114	FHLMC, Series 2176, Class OJ	7.000%	08/15/29	83,263
51,432	FHLMC, Series 2201, Class C	8.000%	11/15/29	61,241
243,431	FHLMC, Series 2218, Class ZB	6.000%	03/15/30	274,992
108,150	FHLMC, Series 2259, Class ZM	7.000%	10/15/30	127,032
70,421	FHLMC, Series 2576, Class HC	5.500%	03/15/33	80,299
150,000	FHLMC, Series 2802, Class OH	6.000%	05/15/34	172,823
133,127	FHLMC, Series 3004, Class HK	5.500%	07/15/35	134,245
651,943	FHLMC, Series 3033, Class WY	5.500%	09/15/35	726,335
200,000	FHLMC, Series 3072, Class DL	6.000%	02/15/35	234,512
49,506	FHLMC, Series 3217, Class PD	6.000%	11/15/34	50,560
125,000	FHLMC, Series 3255, Class QE	5.500%	12/15/36	141,556
565,000	FHLMC, Series 3605, Class NC	5.500%	06/15/37	682,528
150,000	FHLMC, Series 3641, Class TB	4.500%	03/15/40	163,501
1,000,000	FHLMC, Series 3662, Class PJ	5.000%	04/15/40	1,146,941
451,158	FHLMC, Series 4011, Class DA	4.000%	09/15/41	479,834
101,707	FHLMC, Series 4103, Class DV	3.000%	11/15/25	108,571
151,458	FHLMC-GNMA, Series 15, Class L	7.000%	07/25/23	173,248
55,956	FHLMC-GNMA, Series 23, Class KZ	6.500%	11/25/23	64,522
94,944	FHLMC-GNMA, Series 4, Class D	8.000%	12/25/22	112,170
447,573	FNMA Pool #252034	7.000%	09/01/28	532,921
99,848	FNMA Pool #252215	6.000%	11/01/28	110,853
759,656	FNMA Pool #256182	6.000%	03/01/36	827,163
131,019	FNMA Pool #256972	6.000%	11/01/37	142,253
565,948	FNMA Pool #257138	5.000%	03/01/38	606,779
23,032	FNMA Pool #535131	6.000%	03/01/29	25,809
128,861	FNMA Pool #594207	6.500%	02/01/31	151,788
47,588	FNMA Pool #673315	5.500%	11/01/32	52,463
959,004	FNMA Pool #689108	5.500%	02/01/33	1,068,671
352,804	FNMA Pool #721255	5.500%	07/01/33	388,511
57,388	FNMA Pool #733750	6.310%	10/01/32	64,784
646,354	FNMA Pool #735415	6.500%	12/01/32	742,589
229,594	FNMA Pool #735861	6.500%	09/01/33	270,229
385,309	FNMA Pool #745001	6.500%	09/01/35	444,052
678,014	FNMA Pool #745318	5.000%	12/01/34	744,466
46,961	FNMA Pool #745630	5.500%	01/01/29	51,699
113,067	FNMA Pool #801357	5.500%	08/01/34	124,652
472,676	FNMA Pool #809974	4.500%	03/01/35	509,786
138,535	FNMA Pool #813839	6.000%	11/01/34	155,240
668,576	FNMA Pool #851655	6.000%	12/01/35	756,290
110,931	FNMA Pool #871394	7.000%	04/01/21	121,057
314,217	FNMA Pool #879922	5.000%	11/01/35	339,047
236,751	FNMA Pool #888211	7.000%	08/01/36	275,829
79,527	FNMA Pool #888367	7.000%	03/01/37	91,034
153,620	FNMA Pool #888534	5.000%	08/01/37	164,703
459,274	FNMA Pool #908160	5.500%	12/01/36	495,064
384,502	FNMA Pool #930504	5.000%	02/01/39	416,202
135,048	FNMA Pool #930664	6.500%	03/01/39	152,837
75,773	FNMA Pool #954957	6.000%	10/01/37	82,270
170,735	FNMA Pool #995346	6.500%	09/01/36	192,546
343,470	FNMA Pool #995656	7.000%	06/01/33	409,904
301,858	FNMA Pool #AA9347	5.000%	08/01/39	335,946
826,413	FNMA Pool #AB1231	5.000%	07/01/40	911,473
110,264	FNMA Pool #AB2265	4.000%	02/01/41	121,070
655,192	FNMA Pool #AB2270	4.000%	02/01/41	714,691
962,139	FNMA Pool #AB3223	4.000%	07/01/41	1,046,261
347,644	FNMA Pool #AB7562	2.500%	01/01/38	346,152
187,328	FNMA Pool #AD0756	6.500%	11/01/28	210,894
390,002	FNMA Pool #AD6420	5.000%	06/01/40	428,437
471,138	FNMA Pool #AD7793	4.500%	07/01/40	508,422
204,078	FNMA Pool #AE0995	4.000%	02/01/41	224,078
341,813	FNMA Pool #AH3373	5.000%	01/01/41	376,995
148,179	FNMA Pool #AH4794	5.000%	02/01/41	163,431
252,179	FNMA Pool #AH8932	4.500%	04/01/41	275,600
920,620	FNMA Pool #AI2432	4.500%	05/01/41	1,018,503
250,907	FNMA Pool #AL0242	4.500%	04/01/41	277,584
461,394	FNMA Pool #AL0657	5.000%	08/01/41	508,019
395,544	FNMA Pool #AL0886	6.500%	10/01/38	454,857
707,534	FNMA Pool #AL3036	6.000%	02/01/38	796,388
625,291	FNMA Pool #MA0472	5.000%	07/01/30	677,633
1,303,602	FNMA Pool #MA0641	4.000%	02/01/31	1,400,395
782,350	FNMA Pool #MA0919	3.500%	12/01/31	835,696
189,000	FNMA Whole Loan, Series 2003-W17, Class 1A7	5.750%	08/25/33	210,047
92,125	FNMA Whole Loan, Series 2003-W18, Class 1A6	5.370%	08/25/43	96,891
239,339	FNMA Whole Loan, Series 2004-W1, Class 2A2	7.000%	12/25/33	287,130
362,913	FNMA Whole Loan, Series 2004-W11, Class 1A1	6.000%	05/25/44	444,681
288,979	FNMA, Series 1993-23, Class PZ	7.500%	03/25/23	333,740
265,722	FNMA, Series 2001-52, Class XZ	6.500%	10/25/31	310,147
145,221	FNMA, Series 2001-52, Class YZ	6.500%	10/25/31	171,148
125,000	FNMA, Series 2002-15, Class QH	6.000%	04/25/32	142,307
100,000	FNMA, Series 2002-30, Class JQ	5.500%	04/25/33	115,330
626,208	FNMA, Series 2002-77, Class Z	5.500%	12/25/32	706,133
627,290	FNMA, Series 2003-32, Class BZ	6.000%	11/25/32	721,445
231,824	FNMA, Series 2004-17, Class H	5.500%	04/25/34	261,481
285,000	FNMA, Series 2004-25, Class LC	5.500%	04/25/34	325,398
256,000	FNMA, Series 2004-25, Class UC	5.500%	04/25/34	292,287
339,858	FNMA, Series 2004-90, Class D	4.000%	11/25/34	371,297
179,400	FNMA, Series 2005-106, Class UK	5.500%	12/25/35	195,143
172,000	FNMA, Series 2005-120, Class PB	6.000%	01/25/36	205,715
300,000	FNMA, Series 2005-58, Class BC	5.500%	07/25/25	339,902
650,000	FNMA, Series 2006-74, Class PD	6.500%	08/25/36	812,699
534,000	FNMA, Series 2007-76, Class PE	6.000%	08/25/37	612,774
800,000	FNMA, Series 2007-81, Class GE	6.000%	08/25/37	960,534
74,311	FNMA, Series 2008-46, Class JN	5.500%	06/25/38	76,812
850,000	FNMA, Series 2008-60, Class JC	5.000%	07/25/38	978,483
88,282	FNMA, Series 2008-86, Class GD	6.000%	03/25/36	99,494
150,000	FNMA, Series 2009-50, Class AX	5.000%	07/25/39	179,910
390,000	FNMA, Series 2009-96, Class DB	4.000%	11/25/29	425,251
210,000	FNMA, Series 2011-37, Class LH	4.000%	11/25/40	230,044
441,018	FNMA, Series 2012-51, Class B	7.000%	05/25/42	503,176
298,498	FNMA, Series G92-43, Class Z	7.500%	07/25/22	345,299
192,444	FNMA, Series G93-5, Class Z	6.500%	02/25/23	222,300
655	GNMA I Pool #177784	8.000%	10/15/16	658
5,933	GNMA I Pool #192357	8.000%	04/15/17	5,966
1,323	GNMA I Pool #194287	9.500%	03/15/17	1,332
515	GNMA I Pool #196063	8.500%	03/15/17	563
687	GNMA I Pool #212601	8.500%	06/15/17	691
936	GNMA I Pool #220917	8.500%	04/15/17	978
919	GNMA I Pool #223348	10.000%	08/15/18	925
1,691	GNMA I Pool #230223	9.500%	04/15/18	1,702
2,438	GNMA I Pool #260999	9.500%	09/15/18	2,558
3,691	GNMA I Pool #263439	10.000%	02/15/19	3,718
1,035	GNMA I Pool #265267	9.500%	08/15/20	1,042
532	GNMA I Pool #266983	10.000%	02/15/19	535
566	GNMA I Pool #286556	9.000%	03/15/20	569
608	GNMA I Pool #301366	8.500%	06/15/21	628
3,406	GNMA I Pool #302933	8.500%	06/15/21	3,913
1,446	GNMA I Pool #314222	8.500%	04/15/22	1,455
1,357	GNMA I Pool #315187	8.000%	06/15/22	1,364
17,808	GNMA I Pool #319441	8.500%	04/15/22	18,111
4,093	GNMA I Pool #325165	8.000%	06/15/22	4,684
5,166	GNMA I Pool #335950	8.000%	10/15/22	5,194
82,161	GNMA I Pool #346987	7.000%	12/15/23	95,639
30,508	GNMA I Pool #352001	6.500%	12/15/23	34,903
10,208	GNMA I Pool #352110	7.000%	08/15/23	11,882
39,850	GNMA I Pool #368238	7.000%	12/15/23	46,387
21,963	GNMA I Pool #372379	8.000%	10/15/26	23,204
37,001	GNMA I Pool #399726	7.490%	05/15/25	44,275
88,774	GNMA I Pool #399788	7.490%	09/15/25	106,225
25,377	GNMA I Pool #399958	7.490%	02/15/27	30,683
23,927	GNMA I Pool #399964	7.490%	04/15/26	28,789
38,141	GNMA I Pool #410215	7.500%	12/15/25	45,431
3,267	GNMA I Pool #414736	7.500%	11/15/25	3,753
12,800	GNMA I Pool #420707	7.000%	02/15/26	15,154
9,469	GNMA I Pool #421829	7.500%	04/15/26	10,881
3,283	GNMA I Pool #431036	8.000%	07/15/26	3,454
12,812	GNMA I Pool #431612	8.000%	11/15/26	13,118
4,105	GNMA I Pool #442190	8.000%	12/15/26	4,754
38,157	GNMA I Pool #448970	8.000%	08/15/27	44,459
7,165	GNMA I Pool #449176	6.500%	07/15/28	8,404
12,620	GNMA I Pool #462623	6.500%	03/15/28	14,162
53,824	GNMA I Pool #471369	5.500%	05/15/33	59,368
137,236	GNMA I Pool #487108	6.000%	04/15/29	156,595
95,777	GNMA I Pool #489377	6.375%	03/15/29	109,288
289,725	GNMA I Pool #503405	6.500%	04/15/29	340,855
124,279	GNMA I Pool #509930	5.500%	06/15/29	136,652
198,191	GNMA I Pool #509965	5.500%	06/15/29	218,171
13,002	GNMA I Pool #538314	7.000%	02/15/32	15,442
30,296	GNMA I Pool #595606	6.000%	11/15/32	34,455
7,088	GNMA I Pool #602377	4.500%	06/15/18	7,578
9,237	GNMA I Pool #603377	4.500%	01/15/18	9,790
307,946	GNMA I Pool #615272	4.500%	07/15/33	342,888
111,077	GNMA I Pool #615403	4.500%	08/15/33	123,507
78,934	GNMA I Pool #616829	5.500%	01/15/25	86,842
78,403	GNMA I Pool #623190	6.000%	12/15/23	88,728
337,822	GNMA I Pool #624600	6.150%	01/15/34	395,635
57,670	GNMA I Pool #640940	5.500%	05/15/35	65,376
26,536	GNMA I Pool #658267	6.500%	02/15/22	29,356
72,393	GNMA I Pool #677162	5.500%	08/15/23	78,044
456,443	GNMA I Pool #697999	4.500%	02/15/24	498,285
748,077	GNMA I Pool #711286	6.500%	10/15/32	860,362
619,419	GNMA I Pool #733602	5.000%	04/15/40	700,961
25,891	GNMA I Pool #780429	7.500%	09/15/26	30,172
143,637	GNMA I Pool #780492	7.000%	09/15/24	165,023
68,746	GNMA I Pool #780685	6.500%	12/15/27	78,754
90,326	GNMA I Pool #780977	7.500%	12/15/28	108,619
227,556	GNMA I Pool #781120	7.000%	12/15/29	279,741
264,278	GNMA I Pool #782771	4.500%	09/15/24	287,266
198,787	GNMA I Pool #AB1821	3.250%	10/15/42	208,155
12,575	GNMA II Pool #000723	7.500%	01/20/23	14,211
1,173	GNMA II Pool #001596	9.000%	04/20/21	1,355
19,657	GNMA II Pool #002268	7.500%	08/20/26	24,534
54,950	GNMA II Pool #002442	6.500%	06/20/27	61,685
3,436	GNMA II Pool #002855	8.500%	12/20/29	4,076
79,560	GNMA II Pool #003284	5.500%	09/20/32	87,692
137,932	GNMA II Pool #003346	5.500%	02/20/33	155,109
47,033	GNMA II Pool #003401	4.500%	06/20/33	51,938
312,145	GNMA II Pool #003403	5.500%	06/20/33	351,017
74,414	GNMA II Pool #003554	4.500%	05/20/34	82,151
201,786	GNMA II Pool #003689	4.500%	03/20/35	222,765
467,184	GNMA II Pool #003931	6.000%	12/20/36	527,320
16,822	GNMA II Pool #004149	7.500%	05/20/38	19,776
499,400	GNMA II Pool #004260	6.000%	10/20/38	529,524
62,776	GNMA II Pool #004284	5.500%	11/20/38	66,231
386,840	GNMA II Pool #004291	6.000%	11/20/38	435,666
175,323	GNMA II Pool #004308	5.000%	12/20/38	185,711
228,746	GNMA II Pool #004412	5.000%	04/20/39	241,870
466,610	GNMA II Pool #004561	6.000%	10/20/39	526,671
374,828	GNMA II Pool #004702	3.500%	06/20/25	400,812
400,427	GNMA II Pool #004751	7.000%	12/20/38	464,559
67,922	GNMA II Pool #004752	7.500%	11/20/38	78,272
384,919	GNMA II Pool #004753	8.000%	08/20/30	450,224
296,243	GNMA II Pool #004805	6.500%	09/20/40	340,715
103,592	GNMA II Pool #004808	8.000%	01/20/31	123,944
1,487,271	GNMA II Pool #004828	4.500%	10/20/40	1,590,058
1,414,321	GNMA II Pool #004838	6.500%	10/20/40	1,626,312
759,609	GNMA II Pool #004848	3.500%	11/20/40	796,783
261,391	GNMA II Pool #004993	7.000%	03/20/41	305,222
202,560	GNMA II Pool #005053	5.000%	05/20/41	214,562
281,149	GNMA II Pool #005257	4.000%	12/20/41	297,458
711,114	GNMA II Pool #005294	7.000%	11/20/40	844,251
91,939	GNMA II Pool #575787	5.760%	03/20/33	104,066
99,052	GNMA II Pool #608120	6.310%	01/20/33	112,669
278,530	GNMA II Pool #610116	5.760%	04/20/33	314,319
66,271	GNMA II Pool #610143	5.760%	06/20/33	73,148
160,851	GNMA II Pool #612121	5.760%	07/20/33	177,545
214,651	GNMA II Pool #648541	6.000%	10/20/35	241,661
440,252	GNMA II Pool #719213	6.500%	02/20/33	501,211
141,174	GNMA II Pool #748939	4.000%	09/20/40	158,407
620,312	GNMA, Series 1998-21, Class ZB	6.500%	09/20/28	730,680
147,766	GNMA, Series 1999-25, Class TB	7.500%	07/16/29	179,009
522,606	GNMA, Series 1999-4, Class ZB	6.000%	02/20/29	601,889
203,848	GNMA, Series 2000-14, Class PD	7.000%	02/16/30	241,287
153,742	GNMA, Series 2001-4, Class PM	6.500%	03/20/31	180,435
650,000	GNMA, Series 2001-53, Class PB	6.500%	11/20/31	804,507
359,015	GNMA, Series 2002-22, Class GF	6.500%	03/20/32	425,951
336,822	GNMA, Series 2002-33, Class ZD	6.000%	05/16/32	384,033
136,285	GNMA, Series 2002-40, Class UK	6.500%	06/20/32	161,626
105,824	GNMA, Series 2002-45, Class QE	6.500%	06/20/32	123,426
180,041	GNMA, Series 2002-6, Class GE	6.500%	01/20/32	209,554
89,677	GNMA, Series 2002-7, Class PG	6.500%	01/20/32	106,460
214,000	GNMA, Series 2003-103, Class PC	5.500%	11/20/33	249,012
136,000	GNMA, Series 2003-26, Class MA	5.500%	03/20/33	155,269
154,000	GNMA, Series 2003-46, Class HA	4.500%	06/20/33	179,637
179,000	GNMA, Series 2003-46, Class MA	5.000%	05/20/33	199,295
503,000	GNMA, Series 2003-46, Class ND	5.000%	06/20/33	572,940
575,000	GNMA, Series 2003-57, Class C	4.500%	04/20/33	656,503
111,000	GNMA, Series 2003-84, Class PC	5.500%	10/20/33	132,679
117,000	GNMA, Series 2004-16, Class GB	5.500%	06/20/33	130,006
125,000	GNMA, Series 2004-63, Class AG	6.000%	07/20/32	146,385
211,000	GNMA, Series 2005-13, Class BE	5.000%	09/20/34	241,041
895,942	GNMA, Series 2005-17, Class GE	5.000%	02/20/35	1,012,396
227,000	GNMA, Series 2005-51, Class DC	5.000%	07/20/35	258,277
100,000	GNMA, Series 2005-93, Class BH	5.500%	06/20/35	116,376
71,390	GNMA, Series 2007-18, Class B	5.500%	05/20/35	82,926
669,000	GNMA, Series 2007-6, Class LE	5.500%	02/20/37	791,661
250,000	GNMA, Series 2007-68, Class NA	5.000%	11/20/37	283,018
120,000	GNMA, Series 2007-70, Class PE	5.500%	11/20/37	137,565
240,000	GNMA, Series 2008-26, Class JP	5.250%	03/20/38	284,553
300,000	GNMA, Series 2008-35, Class EH	5.500%	03/20/38	361,317
757,000	GNMA, Series 2008-65, Class PG	6.000%	08/20/38	915,146
157,000	GNMA, Series 2009-47, Class LT	5.000%	06/20/39	179,350
592,664	GNMA, Series 2009-57, Class VB	5.000%	06/16/39	694,381
636,000	GNMA, Series 2009-93, Class AY	5.000%	10/20/39	727,791
2,000,000	GNMA, Series 2010-116, Class PB	5.000%	06/16/40	2,423,965
350,000	GNMA, Series 2010-89, Class BG	4.000%	07/20/40	391,754
278,103	Vendee Mortgage Trust, Series 1996-1, Class 1Z	6.750%	02/15/26	323,865
224,050	Vendee Mortgage Trust, Series 1998-1, Class 2E	7.000%	03/15/28	267,656

Total Agency Mortgage-Backed Securities (identified cost, $79,965,213)	$82,813,254

TOTAL FIXED INCOME INVESTMENTS (identified cost, $79,965,213) — 97.7%	$82,813,254

SHORT-TERM INVESTMENTS - 7.2%

$6,080,005	Fidelity Government Money Market Fund, 0.01%(1)	$6,080,005

TOTAL SHORT-TERM INVESTMENTS (identified cost, $6,080,005)* — 7.2%	$6,080,005

TOTAL INVESTMENTS (identified cost, $86,045,218) — 104.9%	$88,893,259

LIABILITIES, IN EXCESS OF OTHER ASSETS — (4.9)%	(4,151,460)

NET ASSETS — 100.0%	$84,741,799

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
(1)	Variable rate security. Rate presented is as of March 31, 2013.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,936,398
Gross Unrealized Depreciation	(88,357)
Net Unrealized Appreciation	$2,848,041

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013.

Asset Description	Quoted Prices in Active Markets for Identical (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Mortgage-Backed Securities	$-	$82,813,254	$-	$82,813,254
Short-Term Investments	-	6,080,005	-	6,080,005
Total Investments At Value	$-	$88,893,259	$-	$88,893,259

The level classification by major category of investments is the same as the category presentation in the Fund’s Portfolio of Investments.

There were no transfers between Level 1 and Level 2 for the period ended March 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a)   It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of Wright Current Income Fund and Wright Total Return Bond Fund)

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Date:	May 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Date:	May 7, 2013

By:	/s/ Michael J. McKeen
Michael J. McKeen
Treasurer

Date:	May 7, 2013